Interest expense (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule Of Interest Expense

	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Interest expense on debt, net of capitalized interest	$920	$1,223
Accretion of convertible debentures	376	2,166
Accretion of convertible senior notes	28,337	-
	$29,633	$3,389